Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at September 30, 2026:

		Contractual cash flows
	Carrying amount	Remainder 2026
			2027	2028	2029	2030	Thereafter
Cash and cash equivalents	$813,825	$813,825	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	41,931	41,931	—	—	—	—	—
Deferred receivables	23,859	748	6,908	2,776	2,551	2,543	8,333
Other financial assets	3,911	549	—	2,075	—	—	1,287
	$883,526	$857,053	$6,908	$4,851	$2,551	$2,543	$9,620

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at September 30, 2026 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	Remainder 2026
				2027	2028	2029	2030	Thereafter
Trade and other payables	$70,804	$70,804	$70,804	$—	$—	$—	$—	$—
Customer and other deposits	1,273	1,273	398	355	228	—	—	292
Satellite performance incentive payments	10,247	11,925	816	2,722	2,602	2,602	2,602	581
Derivative liabilities	1,409,816	1,409,816	1,409,816	—	—	—	—	—
Other financial liabilities	2,362	2,362	2,362	—	—	—	—	—
Indebtedness(1)	4,355,588	7,194,690	2,487,505	667,711	238,813	499,573	768,330	2,532,758
	$5,850,090	$8,690,870	$3,971,701	$670,788	$241,643	$502,175	$770,932	$2,533,631

____________

(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$23	$1,702
Indebtedness	$35,231	$1,113,368

Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at September 30, 2026	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$813,825	$—	$813,825	Level 1
Trade and other receivables	48,725	—	48,725	(1)
Other current financial assets	550	—	550	Level 1
Other long-term financial assets	20,427	—	20,427	Level 1
Trade and other payables	(70,804)	—	(70,804)	(1)
Other current financial liabilities	(40,123)	(1,409,816)	(1,451,059)	Level 2, Level 3
Other long-term financial liabilities	(9,002)	—	(8,506)	Level 2
Indebtedness(2)	(4,320,357)	—	(3,615,136)	Level 2
	$(3,556,759)	$(1,409,816)	$(4,261,978)
As at December 31, 2025	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$509,798	$—	$509,798	Level 1
Trade and other receivables	58,422	—	58,422	(1)
Other current financial assets	430	—	430	Level 1
Other long-term financial assets	18,283	—	18,283	Level 1
Trade and other payables	(57,447)	—	(57,447)	(1)
Other current financial liabilities	(25,205)	(832,432)	(857,652)	Level 2, Level 3
Other long-term financial liabilities	(10,091)	—	(10,014)	Level 2
Indebtedness(2)	(3,660,787)	—	(2,845,442)	Level 2
	$(3,166,597)	$(832,432)	$(3,183,622)

____________

(1)      Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

(2)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment.

Schedule of Percentage of Face Value of the Indebtedness	The rates used, which are a percentage of face value of the indebtedness, were as follows:
	September 30, 2026	December 31, 2025
Term Loan B – U.S. Facility	83.45%	79.21%
2027 Senior Unsecured Notes	61.22%	46.84%
2027 Senior Secured Notes	81.25%	77.41%
2026 Senior Secured Notes	83.47%	80.16%
2030 Senior Secured Term Loan	98.84%	—%
Telesat Lightspeed Financing	88.70%	84.92%

Schedule of Value of the Telesat Financing Warrants

The changes in fair value of Telesat Lightspeed Financing Warrants were as follows:

	Government of Canada	Government of Quebec	Total
As at December 31, 2025	$701,340	$131,092	$832,432
Change in fair value	486,350	90,906	577,256
Impact of foreign exchange	108	20	128
As at September 30, 2026	$1,187,798	$222,018	$1,409,816